SUPPLEMENT TO PROSPECTUSES OF
                          EVERGREEN SELECT EQUITY TRUST


I. Evergreen Select Balanced Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Social Principles Fund and Evergreen Select Special Equity Fund

         Effective October 4, 1999 the section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

         Evergreen Select Balanced Fund

     Rollin C. Williams, Shannon Reid and David Chow co-manage the Fund. Mr. Williams, CFA has managed the Fund since December 1995. Mr. Williams joined FUNB as a Vice President and senior portfolio manager in February 1993 and became a Senior Vice President in September 1997.

     Shannon Reid and David Chow have been Co-Managers of the Fund with Mr. Williams since October 1999. Mr. Reid has been with FUNB since October 1988 as a Senior Vice President and portfolio manager.

     David Chow has been a portfolio manager at FCG since he joined FCG in September 1998. From September 1994 until he joined FCG, Mr. Chow was an investment associate/portfolio manager for FUNB's First Investment Advisors.

         Evergreen Select Large Cap Blend Fund

     Jay Zelko, Eric M. Teal and Timothy M. Stevenson, CFA, have been Co-Managers of the Fund since October 1999. Mr. Zelko joined FUNB in April 1994. Mr. Zelko is an equity portfolio manager within MIC who maintains sector analytical and portfolio management responsibilities. Mr. Zelko has been affiliated with MIC as a portfolio manager since June 1999.

     Eric M. Teal joined FUNB in September 1993 as an investment officer and has been Vice President and quantitative equity analyst since September 1997. Currently, Mr. Teal heads the Quantitative Analysis/Portfolio Management Unit within FUNB. He is also responsible for equity quantitative management for the Evergreen Select Equity Funds. Mr. Teal has been affiliated with MIC as a portfolio manager since October 1999.

     Timothy M. Stevenson has been an investment professional since August 1981. Before joining FUNB in November 1994 as a Senior Vice President and portfolio manager, Mr. Stevenson served as a research director and portfolio manager for Cedar Hill Associates, Inc. from July 1989 to July 1994. Mr. Stevenson has been affiliated with MIC as a portfolio manager since October 1999.

         Evergreen Select Social Principles Fund

     Jay Zelko, Eric M. Teal and Timothy M. Stevenson co-manage the Fund. Mr. Zelko has managed the Fund since June 1999. Mr. Zelko also acts as Co-Manager to Evergreen Select Large Cap Blend Fund, Evergreen Select Special Equity Fund, Evergreen Stock Selector Fund and Evergreen VA Special Equity Fund.

     Eric M. Teal has co-managed the Fund with Mr. Zelko and Mr. Stevenson since October 1999. Mr. Teal also acts as the portfolio manager to Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Special Equity Fund, Evergreen Stock Selector Fund and Evergreen VA Special Equity Fund.

     Timothy M. Stevenson has co-managed the Fund with Mr. Zelko and Mr. Teal since October 1999. Mr. Stevenson also acts as the Co-Manager to Evergreen Select Large Cap Blend Fund, Stock Selector Fund, Evergreen Select Special Equity Fund and Evergreen VA Special Equity Fund.

         Evergreen Select Special Equity Fund

     Jay Zelko, Eric M. Teal and Timothy M. Stevenson, CFA, have co-managed the Fund since October 1999. Mr. Zelko also acts as Co-Manager of Evergreen Select Large Cap Blend Fund, Evergreen Select Social Principles Fund, Evergreen Stock Selector Fund and Evergreen VA Special Equity Fund.

     Eric M. Teal has co-managed the Fund with Mr. Zelko and Mr. Stevenson since October 1999. Mr. Teal also acts as the portfolio manager to Evergreen Select Diversified Value Fund, Evergreen Select Equity Index Fund, Evergreen Select Large Cap Blend Fund, Evergreen Select Social Principles Fund, Evergreen Select Special Equity Fund, Evergreen Stock Selector Fund and Evergreen VA Special Equity Fund.

     Timothy M. Stevenson has co-managed the Fund with Mr. Zelko and Mr. Teal since October 1999. Mr. Stevenson also acts as the Co-Manager to Evergreen Select Large Cap Blend Fund, Stock Selector Fund, Evergreen Select Social Principles Fund and Evergreen VA Special Equity Fund.



October 11, 1999                                                   550144-10/99